AURORA 10Q - UNAUDITED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 11, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Income (Loss), Total		$ (91,606,000)			$ (177,298,000)					$ (224,376,000)	$ (733,164,000)	$ (870,830,000)	$ (239,676,000)
Other income (expense):
Change in fair value of warrants		861,000			0					861,000	0	28,901,000	(32,790,000)
Net income (loss)		$ (340,033,000)			$ (226,612,000)					$ (475,441,000)	$ (625,864,000)	$ (888,802,000)	$ (301,128,000)
Basic weighted average shares outstanding		496,577,751			292,660,334					364,817,445	289,934,149	95,303,684	86,984,646
Diluted weighted average shares outstanding		496,577,751			292,660,334					364,817,445	289,934,149	95,303,684	86,984,646
Basic net income (loss) per share		$ (0.68)			$ (0.77)					$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Diluted net income (loss) per share		$ (0.68)			$ (0.77)					$ (1.30)	$ (2.16)	$ (9.33)	$ (3.46)
Aurora Acquisition Corp
Formation and operating costs			$ 1,836,939			$ 2,630,587		$ 3,667,595	$ 3,721,876			$ 8,577,543	$ 8,120,280
Operating Income (Loss), Total			(1,836,939)			(2,630,587)		(3,667,595)	(3,721,876)			(8,577,543)	(8,120,280)
Other income (expense):
Interest earned on marketable securities held in Trust Account			192,302			420,489		2,156,230	443,751			4,262,222	19,527
Change in fair value of warrants			253,138			3,813,346		(8,089)	5,891,413			12,868,205	1,576,196
Gain on deferred underwriting fee			0			182,658		0	182,658			182,658	0
Gain on extinguishment of debt	$ 560,000		560,368			0		560,368	0
Net income (loss)			$ (831,131)	$ (127,955)		$ 1,785,906	$ 1,010,040	$ (959,086)	$ 2,795,946			$ 8,735,542	$ (6,527,175)
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding			212,598			24,300,287		7,541,254	24,300,287			24,300,287	19,827,082
Diluted weighted average shares outstanding			212,598			24,300,287		7,541,254	24,300,287			24,300,287	19,827,082
Basic net income (loss) per share			$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)
Diluted net income (loss) per share			$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Common Stock | Aurora Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding			8,786,372			10,450,072		9,282,724	10,450,072			10,450,072	9,590,182
Diluted weighted average shares outstanding			8,786,372			10,450,072		9,282,724	10,450,072			10,450,072	9,590,182
Basic net income (loss) per share			$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)
Diluted net income (loss) per share			$ (0.09)			$ 0.05		$ (0.06)	$ 0.08			$ 0.25	$ (0.22)